Components Of Accumulated Other Comprehensive Loss Related To Pension Plans On A Pre-Tax Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Prior service cost	$ 244	$ 342
Net actuarial gain	7,933	3,688
Total amounts recognized in accumulated other comprehensive income	$ 8,177	$ 4,030